Mining interests - Narrative (Details) $ in Millions						1 Months Ended	2 Months Ended	3 Months Ended			11 Months Ended	12 Months Ended
	Aug. 08, 2018 USD ($)	Jun. 15, 2018 USD ($) shares	Jun. 14, 2018	May 22, 2018 USD ($)	Jun. 07, 2017 CAD ($)	Aug. 31, 2017	Nov. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Nov. 30, 2017 USD ($)	Dec. 31, 2018 USD ($) $ / pound $ / Ounce	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 30, 2009 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss												$ (55,353,000)	$ 0
Property, plant and equipment								$ 2,035,097,000				2,035,097,000	2,124,133,000	$ 1,950,356,000
Capitalized to mining interests												(74,961,000)	(33,106,000)
Interest expense, capitalized to mineral property interests												0	20,052,000
Acquisition of non-controlling interest (Note 8)												2,500,000	1,500,000
Gain on sale of Lynn Lake royalty (Note 8)												0	6,593,000
Write-down mineral property interests												9,398,000	4,150,000
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment								3,113,126,000				3,113,126,000	2,909,819,000	2,546,361,000
Reclass												1,633,000	2,464,000
Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment								152,649,000				152,649,000	150,971,000	123,962,000
Exploration and evaluation properties (non-depletable) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment								152,649,000				152,649,000	150,971,000	123,962,000
Reclass												(632,000)	0
Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment								1,881,768,000				1,881,768,000	1,972,451,000	856,172,000
Property, plant and equipment (depletable) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment								2,957,959,000				2,957,959,000	2,756,584,000	1,450,837,000
Reclass												2,265,000	1,131,551,000
Libertad
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss								34,000,000	$ 16,000,000
Libertad | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment								19,854,000				19,854,000	71,813,000	74,328,000
Libertad | Property, plant and equipment (depletable) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment								315,569,000				315,569,000	335,651,000	300,816,000
Reclass												0	0
Limon
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss															$ 23,000,000
Tax effect of impairment in property, plant and equipment									4,000,000						(7,000,000)
Impairment loss, net of tax															$ 16,000,000
Reversal of impairment loss									13,000,000
Reversal of impairment loss, net of tax									$ 9,000,000
Acquisition of non-controlling interest (Note 8)				$ 2,500,000
Limon | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment								67,722,000				67,722,000	45,618,000	43,931,000
Limon | Property, plant and equipment (depletable) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment								217,263,000				217,263,000	173,358,000	151,186,000
Reclass												0	0
Mocoa
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss												18,000,000
Mocoa | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment													29,041,000	29,004,000
Mocoa | Exploration and evaluation properties (non-depletable) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment								11,000,000				11,000,000	29,041,000	29,004,000
Reclass													0
Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Sales proceeds from pre-commercial production period							$ 101,000,000
Capitalized to mining interests							$ 28,000,000
Interest expense, capitalized to mineral property interests											$ 20,000,000
Fekola | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment								1,024,156,000				1,024,156,000	1,059,307,000	0
Fekola | Property, plant and equipment (depletable) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment								1,168,491,000				1,168,491,000	1,094,784,000	0
Reclass												2,265,000	1,068,207,000
Masbate | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment								433,488,000				433,488,000	431,797,000	352,233,000
Masbate | Property, plant and equipment (depletable) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment								$ 681,509,000				681,509,000	625,722,000	$ 517,457,000
Reclass												0	60,880,000
Lynn Lake Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Consideration paid (received)					$ 9
Net smelter royalty					2.00%
Increase (decrease) in contingent consideration asset (liability)					$ 6					$ 0
Contingent consideration period					24 months
Gain on sale of Lynn Lake royalty (Note 8)										$ 7,000,000
Namibia and Mali
Disclosure of detailed information about property, plant and equipment [line items]
Write-down mineral property interests												$ 9,000,000	$ 4,000,000
Libero Copper Corp | Mocoa
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares received (in shares) | shares		10,400,000
Proceeds from sale of property, plant and equipment		$ 1,000,000
Net smelter royalty receivable		2.00%
Net smelter royalty recognized as of acquisition date		$ 10,000,000
Central Sun | Lynn Lake Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty recognized as of acquisition date																$ 0
Fekola SA
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interests held by non-controlling interests	20.00%					10.00%
Percentage of ownership interest in subsidiary	80.00%													100.00%
Consideration paid (received)	$ (57,000,000)
Gain (loss) on sale of mineral properties	10,000,000
Receivables from sale of properties	$ 47,000,000
Triton Minera S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of ownership interest in subsidiary				5.00%
Triton Minera S.A. | Limon
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of ownership interest in subsidiary				100.00%
Libero Copper Corp
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in associate		19.00%	0.00%
Interest rate risk | Libertad
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in risk variable, percent												0.005%
Reasonably possible change in risk variable impact on property, plant and equipment												$ 0
Interest rate risk | Limon
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in risk variable, percent												0.005%
Reasonably possible change in risk variable impact on property, plant and equipment												$ 0
Interest rate risk | Mocoa
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in risk variable, percent												0.005%
Reasonably possible change in risk variable impact on property, plant and equipment												$ 1,000,000
Commodity price risk | Libertad
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in risk variable impact on property, plant and equipment												8,000,000
Commodity price risk | Limon
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in risk variable impact on property, plant and equipment												0
Commodity price risk | Mocoa
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in risk variable impact on property, plant and equipment												$ 1,000,000
Long-term gold price | Commodity price risk | Libertad
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in price per unit (in usd per unit) | $ / Ounce												50
Long-term gold price | Commodity price risk | Limon
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in price per unit (in usd per unit) | $ / Ounce												50
Molybdenum Price | Commodity price risk | Mocoa
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in price per unit (in usd per unit) | $ / pound												0.40
Copper Price | Commodity price risk | Mocoa
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in price per unit (in usd per unit) | $ / pound												0.15
Non-participating Share Capital | Fekola SA
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interests held by non-controlling interests	10.00%
Priority dividend rate to non-controlling interest	10.00%											10.00%
Fully Participating Share Capital | Fekola SA
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interests held by non-controlling interests	10.00%
Central Bank Of West African States Prime Rate | Receivables From Sale Of Properties | Fekola SA
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, adjustment to interest rate basis	3.00%